Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Assets:
Cash and cash equivalents	$ 15,866,169	$ 6,803,506	$ 3,113,686	$ 6,171,486	$ 7,775,593
Accounts receivable	1,876,064	15,390,277		341,451
Prepaid expenses and other current assets	439,627	166,682		180,652
Total current assets	18,181,860	22,360,465		6,693,589
Equipment and leasehold improvements, net	187,673	111,403		238,753
Patents, net	1,593,836	1,331,612		901,026
Deposits and other assets	78,218	35,542		36,606
Total assets	20,041,587	23,839,022		7,869,974
Current Liabilities:
Accounts payable	672,068	488,557		253,252
Accrued compensation	174,917	637,883		169,992
Accrued expenses	1,028,252	1,630,280		745,853
Deferred contract revenue, current portion	10,967,087	6,665,000		659,573
Total current liabilities	12,842,324	9,421,720		1,893,776
Deferred rent, long-term portion	50,018
Deferred contract revenue, long-term portion	625,000	7,210,000
Warrants	2,100,000	4,200,000		4,100,000
Total liabilities	15,617,342	20,831,720		5,993,776
Stockholders' Equity:
Common stock-$.001 par value; 200,000,000 shares authorized; 60,518,642 and 60,338,029 issued and outstanding at September 30, 2011 and December 31, 2010, respectively	60,519	60,338		53,027
Additional paid-in capital	40,556,211	39,993,930		34,267,963
Accumulated deficit	(36,192,485)	(37,046,966)		(32,444,792)
Total stockholders' equity	4,424,245	3,007,302		1,876,198	3,569,800
Total liabilities and stockholders' equity	$ 20,041,587	$ 23,839,022		$ 7,869,974

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	60,518,642	60,338,029	53,027,308
Common stock, shares outstanding	60,518,642	60,338,029	53,027,308

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Grant and royalty revenue	$ 246,652	$ 769,025	$ 1,211,037	$ 1,192,329	$ 1,803,046	$ 1,235,510
Research and development revenue under collaborative agreements	1,531,789		4,886,283	4,659,573	6,032,506	10,673,760
Total revenues	1,778,441	769,025	6,097,320	5,851,902	7,835,552	11,909,270
Expenses:
Research and development	1,705,319	1,155,589	5,013,659	6,625,466	7,819,545	6,628,200
General and administrative	774,106	708,128	2,320,920	2,613,620	4,504,802	3,479,326
Total expenses	2,479,425	1,863,717	7,334,579	9,239,086	12,324,347	10,107,526
Inocme (loss) from operations	(700,984)	(1,094,692)	(1,237,259)	(3,387,184)	(4,488,795)	1,801,744
Other income (expense), net	31,241	(60,731)	(8,260)	(23,784)	(13,379)	(18,734)
Change in fair value of warrants	1,800,000	(1,800,000)	2,100,000	(200,000)	(100,000)	2,200,000
Total other income (expense)	1,831,241	(1,860,731)	2,091,740	(223,784)	(113,379)	2,181,266
Net income (loss)	$ 1,130,257	$ (2,955,423)	$ 854,481	$ (3,610,968)	$ (4,602,174)	$ 3,983,010
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.02	$ (0.05)	$ 0.01	$ (0.07)	$ (0.08)	$ 0.07
Diluted (in dollars per share)	$ 0.02	$ (0.05)	$ 0.01	$ (0.07)	$ (0.08)	$ 0.07
Weighted-average shares outstanding: used in the calculation
Basic (in shares)	63,069,912	54,945,823	62,897,373	54,721,924	55,765,935	54,177,677
Diluted (in shares)	64,863,493	54,945,823	65,458,743	54,721,924	55,765,935	56,825,586

Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 854,481	$ (3,610,968)	$ (4,602,174)	$ 3,983,010
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation expense	528,372	737,422	1,031,798	587,576
Change in fair value of warrants	(2,100,000)	200,000	100,000	(2,200,000)
Depreciation and amortization	65,757	109,571	165,304	176,690
Deferred rent expense	50,018	(42,014)	(49,990)	(51,130)
Changes in operating assets and liabilities:
Accounts receivable	13,514,213	70,856	(15,048,826)	314,770
Prepaid expenses and other current assets	(272,945)	90,608	13,970	24,211
Accounts payable and accrued expenses	(884,562)	405,513	1,602,218	(1,266,178)
Deferred contract revenue	(2,282,913)	(659,573)	13,215,427	(2,673,760)
Other	(36,346)	6,830
Net cash provided by (used in) operating activities	9,436,075	(2,691,755)	(3,585,804)	(1,054,786)
Cash flows from investing activities:
Equipment and leasehold improvement expenditures	(129,849)	(1,958)	(1,958)	(109,567)
Patent expenditures	(277,653)	(373,802)	(466,582)	(460,288)
Net cash used in investing activities	(407,502)	(375,760)	(468,540)	(569,855)
Cash flows from financing activities:
Proceeds from options and warrants exercised	34,090	22,000	23,500	35,812
Repayments of leasehold improvement debt		(12,285)	(15,116)	(15,278)
Net cash provided by financing activities	34,090	9,715	4,686,364	20,534
Net increase (decrease) in cash and cash equivalents	9,062,663	(3,057,800)	632,020	(1,604,107)
Cash and cash equivalents at beginning of period	6,803,506	6,171,486	6,171,486	7,775,593
Cash and cash equivalents at end of period	15,866,169	3,113,686	6,803,506	6,171,486
Supplemental Schedule of Non-cash Investing and Financing Activities:
Change in fair value of warrant liability	$ (2,100,000)	$ 200,000	$ 100,000	$ (2,200,000)

BASIS FOR PRESENTATION	9 Months Ended
Sep. 30, 2011
BASIS FOR PRESENTATION
BASIS FOR PRESENTATION

Note 1—BASIS FOR PRESENTATION

        The unaudited condensed consolidated balance sheet of Lpath, Inc. ("Lpath" or "the company") as of December 31, 2010 was derived from audited financial statements, but does not contain all disclosures required by accounting principles generally accepted in the United States of America, and certain information and disclosures normally included have been condensed or omitted pursuant to the rules and regulations of the SEC.

        In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Except as otherwise disclosed, all such adjustments are of a normal recurring nature. Operating results for the nine and three month periods ended September 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011. For further information, refer to the consolidated financial statements and footnotes thereto included in the company's annual report on Form 10-K for the year ended December 31, 2010.

        The preparation of the financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT
RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT

Note 2—RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENTS

        In 2010, Lpath entered into an agreement providing Pfizer Inc. ("the Pfizer Agreement") the rights to develop and commercialize iSONEP™, Lpath's lead monoclonal antibody product candidate that is being evaluated for the treatment of wet age-related macular degeneration ("wet AMD") and other ocular disorders.

        Under the terms of the Pfizer Agreement, Pfizer made an up-front payment of $14 million to Lpath and will share the cost of two clinical trials of iSONEP. The first trial is designed to test iSONEP as a treatment for patients with Pigment Epithelial Detachment ("PED"), a complication of wet AMD. The second trial is designed to further study iSONEP as a treatment for wet AMD. The upfront payment was received in January 2011. Following completion of the two clinical studies, Pfizer has the right to exercise its option for worldwide rights to iSONEP. If Pfizer does exercise its option, Lpath will be eligible to receive an option fee as well as potential development, regulatory, and commercial milestone payments that could total up to $497.5 million. In addition, Lpath will be entitled to receive tiered double-digit royalties based on sales of iSONEP. As part of the Pfizer Agreement, Lpath has granted Pfizer a time-limited right of first refusal for ASONEP™, Lpath's product candidate that is being evaluated for the treatment of cancer. At least one Phase 2a trial is currently planned to further assess ASONEP's efficacy and safety in cancer patients.

        In 2011, Lpath recognized revenue under the Pfizer agreement as follows:

	Periods ended September 30, 2011
	Nine Months	Three Months
Cost reimbursements	$1,928,370	$748,876
Amortization of development fees	2,282,913	782,913

	$4,211,283	$1,531,789

        In connection with the termination in 2010 of the license agreement dated October 28, 2008 by and between the company and Merck KGaA ("the Merck Agreement"), the company received a payment from Merck KGaA in the second quarter of 2011 in the amount of $675,000 to discharge certain payment obligations that survived termination of the license agreement. Because this payment became certain and determinable in the first quarter of 2011, it was recognized as revenue in that period.

Note 2—RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT

        In 2010, we entered into an agreement providing Pfizer Inc. with an exclusive option for a worldwide license to develop and commercialize iSONEP™, Lpath's lead monoclonal antibody product candidate that is being evaluated for the treatment of wet age-related macular degeneration ("wet AMD") and other ocular disorders. iSONEP is scheduled to begin a Phase 1b clinical trial in wet AMD patients with Pigment Epithelial Detachment ("PED"), a complication of wet AMD, in the first quarter of 2011 and a Phase 2a clinical trial in wet AMD patients in the second quarter of 2011.

        Under the terms of the agreement, Pfizer will provide Lpath with an up-front option payment of $14 million in addition to sharing the cost of the planned Phase 1b and Phase 2a trials. Such upfront payment was received in January 2011. Following completion of the two studies, Pfizer has the right to exercise its option for worldwide rights to iSONEP for an undisclosed option fee and, if Pfizer exercises its option, Lpath will be eligible to receive development, regulatory and commercial milestone payments that could total up to $497.5 million; in addition, Lpath will be entitled to receive tiered double-digit royalties based on sales of iSONEP. As part of the agreement, Lpath has granted to Pfizer a time-limited right of first refusal for ASONEP™, Lpath's product candidate that is being evaluated for the treatment of cancer. Two Phase 2a trials are currently planned to further assess ASONEP's efficacy and safety in cancer patients.

        In 2010, we recognized $1.4 million as cost reimbursements and amortization of option fees under the Pfizer agreement.

        Work under the 2008 License Agreement with Merck concluded in April 2010. Merck paid Lpath research and development funding of $2,000,000 in 2010 and $6,000,000 in 2009, which we used to support development activities related to ASONEP, including our Phase 1 clinical trial. In addition Merck paid us $2,000,000 upon the achievement of certain ASONEP development objectives in March 2010 and August 2009. As of December 31, 2010, we had received a total of $17,000,000 from Merck under the terms of this arrangement.

        In connection with the termination of the License Agreement dated October 28, 2008 by and between the company and Merck KGaA, the company has received payment from Merck KGaA in the first quarter of 2011 in the amount of $675,000 to discharge certain payment obligations that survived termination of the License Agreement.

        Under the Merck collaborative agreement, we recognized revenue related to the up-front licensing fee and initial development funding of $2,659,573 and $8,673,760 in 2010 and 2009, respectively. In 2009 and 2010, we recognized and received an additional $2,000,000 in each year related to the achievement of certain ASONEP development objectives.

SHARE-BASED PAYMENTS	9 Months Ended
Sep. 30, 2011
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

Note 3—SHARE-BASED PAYMENTS

        The company recognized share-based compensation expense as follows:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2011	2010	2011	2010
Research and development	$149,358	$265,275	$37,824	$130,738
General and administrative	379,014	472,147	99,628	157,911

Total share-based compensation expense	$528,372	$737,422	$137,452	$288,649

        As of September 30, 2011, there was a total of $1.1 million in unrecognized compensation expense related to unvested stock-based compensation under the plan. That expense is expected to be recognized over a weighted-average period of 2.8 years. Because of its net operating loss carryforwards, the company did not realize any tax benefits for the tax deductions from share-based payment arrangements during the periods ended September 30, 2011 and 2010.

FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

Note 4—FAIR VALUE MEASUREMENTS

        The company's recurring fair value measurements at September 30, 2011 were as follows:

	Fair Value as of September 30, 2011	In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Unrealized Gains during the Nine Months Ended September 30, 2011
Liabilities:
Warrants expiring April - June 2012	$1,400,000	$—	$—	$1,400,000	$1,800,000
Warrants expiring August 2013	700,000	—	—	700,000	300,000

	$2,100,000	$—	$—	$2,100,000	$2,100,000

        The unrealized gain for the nine months ended September 30, 2011 is included on the statement of operations as change in fair value of warrants.

  Recurring Level 3 Activity, Reconciliation, and Basis for Valuation

        The table below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects net gains and losses for the nine months ended September 30, 2011 for all financial assets and liabilities categorized as Level 3 as of September 30, 2011.

        Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Liabilities:
Warrant liability as of January 1, 2011	$4,200,000
Decrease in fair value of warrants	2,100,000

Warrant liability as of September 30, 2011	$2,100,000

        The company determined the fair value of the warrants using a Black-Scholes model with consideration given to their "down-round" protection provisions that reduce the exercise price if the company issues new warrants or equity at a price lower than the stated exercise price. The model considered amounts and timing of future possible equity and warrant issuances and historical volatility of the company's stock price.

Note 5—FAIR VALUE MEASUREMENTS

        The company measures fair value in accordance with the applicable accounting standards in the FASB Codification. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there exists a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

  •
  Level 1—unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access as of the measurement date.

  •
  Level 2—inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability, or indirectly observable through corroboration with observable market data.

  •
  Level 3—unobservable inputs for the asset or liability are only used when there is little, if any, market activity for the asset or liability at the measurement date.

        This hierarchy requires the company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Recurring Fair Value Estimates

        The company's recurring fair value measurements at December 31, 2010 were as follows:

	Fair Value as of December 31, 2010	In Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Unrealized Losses during the Year Ended December 31, 2010
Liabilities:
Warrants expiring April - June 2012	$3,200,000	$—	$—	$3,200,000	$—
Warrants expiring August 2013	1,000,000	—	—	1,000,000	(100,000)

	$4,200,000	$—	$—	$4,200,000	$(100,000)

        The unrealized gains for the year ended December 31, 2010 are included on the consolidated income statement as change in fair value of warrants.

  Recurring Level 3 Activity, Reconciliation, and Basis for Valuation

        The table below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects net gains and losses for all financial assets and liabilities categorized as Level 3 as of December 31, 2010.

        Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Liabilities:
Warrant liability as of January 1, 2010	$4,100,000
Increase in fair value of warrants	100,000

Warrant liability as of December 31, 2010	$4,200,000

        The company determined the fair value of the warrants using a Black-Scholes model with consideration given to their "down-round" protection provisions that reduce the exercise price if the company issues new warrants or equity at a price lower than the stated exercise price. The model considered amounts and timing of future possible equity and warrant issuances and historical volatility of the company's stock price.

OPERATING LEASE	9 Months Ended
Sep. 30, 2011
OPERATING LEASE
OPERATING LEASE

Note 5—OPERATING LEASE

        On May 31, 2011, Lpath entered into a lease agreement ("the Lease") with Sorrento Science Park, LLC for an 11,960 square foot laboratory and office facility in San Diego, California. The Lease commenced in July 2011, and this facility now houses all of the Company's research, development, and administrative staff. The Company vacated its former facility in July 2011.

        Western States Investment Corporation (WSIC), which is co-owned by two of Lpath's largest stockholders, subleased approximately 200 square feet of the executive offices in this facility. The terms of such sublease, in general, mirror the terms of the company's direct lease. WSIC has the right to terminate the sublease should Lpath be purchased by or merged into another company.

        The term of the Lease is 64 months. Monthly lease payments will be $25,116, with annual escalations of 3 percent. The Lease grants the Company the right to extend the lease for an additional five-year term. Future minimum payments under the company's non-cancelable operating lease are set forth in the following table:

	Lease Obligation	Sublease Income	Net Lease Obligation
Years ending December 31,
2011	$11,838	3,402	$8,436
2012	305,913	11,652	294,261
2013	315,090	11,652	303,438
2014	324,543	11,652	312,891
2015	334,279	11,652	322,627
2016	286,075	9,710	276,365

Total Minimum Lease Commitments	$1,577,738	$59,720	$1,518,018

EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
EARNINGS (LOSS) PER SHARE
EARNINGS PER SHARE

Note 6—EARNINGS PER SHARE

        Basic and diluted earnings per share were calculated as follows:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2011	2010	2011	2010
Net income (loss)	$854,481	$(3,610,968)	$1,130,257	$(2,955,423)

Weighted average number of shares used in basic earnings (loss) per share	62,897,373	54,721,924	63,069,912	54,945,823
Additional dilutive shares from the assumed exercise of outstanding:
Options	1,352,691	—	1,215,995	—
Restricted stock units	187,779	—	124,728	—
Warrants	1,020,900	—	452,858	—

Weighted average number of shares used in diluted earnings (loss) per share	65,458,743	54,721,924	64,863,493	54,945,823

        Anti-dilutive common stock equivalents were excluded from the calculation of diluted income (loss) per share as follows:

	Periods Ended September 30, 2011
	Nine Months	Three Months
Stock options	616,200	616,200
Warrants	2,137,277	13,717,358
Restricted stock units	1,290,640	768,740

Total	4,044,117	15,102,298

Note 10—EARNINGS (LOSS) PER SHARE

        Basic and diluted earnings (loss) per share were calculated as follows:

	Years Ended December 31,
	2010	2009
Net income (loss)	$(4,602,174)	$3,983,010
Weighted-average number of shares used in basic earnings (loss) per share	55,765,935	54,177,677
Additional dilutive shares from the assumed exercise of outstanding:
Options	—	1,846,884
Restricted stock units	—	225,840
Warrants	—	575,185

Weighted-average number of shares used in diluted earnings (loss) per share	55,765,935	56,825,586

        Anti-dilutive common stock equivalents were excluded from the calculation of diluted income (loss) per share as follows:

	Years Ended December 31,
	2010	2009
Stock options	1,353,563	1,332,881
Warrants	14,687,079	15,343,549
Restricted stock units	85,041	225,840

Total	16,125,683	16,902,270

Consolidated Balance Sheets (USD $)	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 6,171,486
Accounts receivable	341,451
Prepaid expenses and other current assets	180,652
Total current assets	6,693,589
Equipment and leasehold improvements, net	238,753
Patents, net	901,026
Deposits and other assets	36,606
Total assets	7,869,974
Current Liabilities:
Accounts payable	253,252
Accrued compensation	169,992
Accrued expenses	745,853
Deferred contract revenue, current portion	659,573
Deferred rent, current portion	49,990
Leasehold improvement debt, current portion	15,116
Total current liabilities	1,893,776
Warrants	4,100,000
Total liabilities	5,993,776
Stockholders' Equity:
Common stock-$.001 par value; 200,000,000 shares authorized; 60,338,029 and 53,027,308 issued and outstanding at December 31, 2010 and December 31, 2009, respectively	53,027
Additional paid-in capital	34,267,963
Accumulated deficit	(32,444,792)
Total stockholders' equity	1,876,198
Total liabilities and stockholders' equity	$ 7,869,974

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	60,518,642	60,338,029	53,027,308
Common stock, shares outstanding	60,518,642	60,338,029	53,027,308

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Grant and royalty revenue	$ 246,652	$ 769,025	$ 1,211,037	$ 1,192,329	$ 1,803,046	$ 1,235,510
Research and development revenue under collaborative agreements	1,531,789		4,886,283	4,659,573	6,032,506	10,673,760
Total revenues	1,778,441	769,025	6,097,320	5,851,902	7,835,552	11,909,270
Expenses:
Research and development	1,705,319	1,155,589	5,013,659	6,625,466	7,819,545	6,628,200
General and administrative	774,106	708,128	2,320,920	2,613,620	4,504,802	3,479,326
Total expenses	2,479,425	1,863,717	7,334,579	9,239,086	12,324,347	10,107,526
Inocme (loss) from operations	(700,984)	(1,094,692)	(1,237,259)	(3,387,184)	(4,488,795)	1,801,744
Other income (expense), net	31,241	(60,731)	(8,260)	(23,784)	(13,379)	(18,734)
Change in fair value of warrants	1,800,000	(1,800,000)	2,100,000	(200,000)	(100,000)	2,200,000
Total other income (expense)	1,831,241	(1,860,731)	2,091,740	(223,784)	(113,379)	2,181,266
Net income (loss)	$ 1,130,257	$ (2,955,423)	$ 854,481	$ (3,610,968)	$ (4,602,174)	$ 3,983,010
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.02	$ (0.05)	$ 0.01	$ (0.07)	$ (0.08)	$ 0.07
Diluted (in dollars per share)	$ 0.02	$ (0.05)	$ 0.01	$ (0.07)	$ (0.08)	$ 0.07
Weighted-average shares outstanding: used in the calculation
Basic (in shares)	63,069,912	54,945,823	62,897,373	54,721,924	55,765,935	54,177,677
Diluted (in shares)	64,863,493	54,945,823	65,458,743	54,721,924	55,765,935	56,825,586

Condensed Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in capital	Accumulated Deficit
Balance at Dec. 31, 2008	$ 3,569,800	$ 52,657	$ 43,144,945	$ (39,627,802)
Balance (in shares) at Dec. 31, 2008		52,657,911
Increase (Decrease) in Stockholders' Equity
Cumulative effect of change in accounting principle	(6,300,000)		(9,500,000)	3,200,000
Stock options exercised	35,812	311	35,501
Stock options exercised (in shares)		310,372
Stock-based compensation	587,576	59	587,517
Stock-based compensation (in shares)		59,025
Net income (loss)	3,983,010			3,983,010
Balance at Dec. 31, 2009	1,876,198	53,027	34,267,963	(32,444,792)
Balance (in shares) at Dec. 31, 2009	53,027,308	53,027,308
Increase (Decrease) in Stockholders' Equity
Common stock and warrants issued for cash, net of issuance costs	4,677,980	6,978	4,671,002
Common stock and warrants issued for cash, net of issuance costs (in shares)		6,978,128
Stock options exercised	23,500	230	23,270
Stock options exercised (in shares)		230,000
Stock-based compensation	1,031,798	103	1,031,695
Stock-based compensation (in shares)		102,593
Net income (loss)	(4,602,174)			(4,602,174)
Balance at Dec. 31, 2010	$ 3,007,302	$ 60,338	$ 39,993,930	$ (37,046,966)
Balance (in shares) at Dec. 31, 2010	60,338,029	60,338,029

Condensed Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (4,602,174)	$ 3,983,010
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation expense	1,031,798	587,576
Change in fair value of warrants	100,000	(2,200,000)
Depreciation and amortization	165,304	176,690
Deferred rent expense	(49,990)	(51,130)
Foreign currency exchange gain	(14,595)	47,970
Changes in operating assets and liabilities:
Accounts receivable	(15,048,826)	314,770
Prepaid expenses and other current assets	13,970	24,211
Accounts payable and accrued expenses	1,602,218	(1,266,178)
Deferred contract revenue	13,215,427	(2,673,760)
Deposits and other assets	1,064	2,055
Net cash provided by (used in) operating activities	(3,585,804)	(1,054,786)
Cash flows from investing activities:
Equipment and leasehold improvement expenditures	(1,958)	(109,567)
Patent expenditures	(466,582)	(460,288)
Net cash used in investing activities	(468,540)	(569,855)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants, net	4,677,980
Proceeds from options and warrants exercised	23,500	35,812
Repayments of leasehold improvement debt	(15,116)	(15,278)
Net cash provided by financing activities	4,686,364	20,534
Net increase (decrease) in cash and cash equivalents	632,020	(1,604,107)
Cash and cash equivalents at beginning of period	6,171,486	7,775,593
Cash and cash equivalents at end of period	6,803,506	6,171,486
Cash paid during the period for:
Income taxes	1,600	1,600
Supplemental Schedule of Non-cash Investing and Financing Activities:
Change in fair value of warrant liability	$ 100,000	$ (2,200,000)

THE COMPANY AND A SUMMARY OF ITS SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
THE COMPANY AND A SUMMARY OF ITS SIGNIFICANT ACCOUNTING POLICIES
THE COMPANY AND A SUMMARY OF ITS SIGNIFICANT ACCOUNTING POLICIES

Note 1—THE COMPANY AND A SUMMARY OF ITS SIGNIFICANT ACCOUNTING POLICIES

  Organization and Business

        Lpath, Inc. ("Lpath," "we," or "company") is a biotechnology company focused on the discovery and development of lipidomic-based therapeutic antibodies, an emerging field of medical science that targets bioactive signaling lipids to treat a wide range of human diseases. We have two product candidates that are currently in clinical development, and one in pre-clinical evaluation.

  Basis of Presentation

        The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The consolidated financial statements include the accounts of Lpath, Inc. and its wholly-owned subsidiary, Lpath Therapeutics Inc. All significant intercompany balances and transactions have been eliminated in consolidation.

  Estimates

        The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. By their nature, estimates are subject to an inherent degree of uncertainty and, as such, actual results may differ from those estimates.

  Cash and Cash Equivalents

        Cash and cash equivalents consist of cash deposits, money market deposits, and certificates of deposit.

  Concentration of Credit Risk

        Financial instruments that potentially subject the company to a significant concentration of credit risk consist of cash and cash equivalents. The company maintains its cash balances with one major commercial bank. The Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in 2010, provides temporary unlimited deposit insurance coverage for noninterest-bearing transaction accounts at all depository institutions insured by the Federal Deposit Insurance Corporation ("FDIC"). That unlimited insurance coverage will terminate on December 31, 2012. Accounts at FDIC-insured institutions not covered by the Dodd-Frank legislation are insured by the FDIC up to $250,000.

        The company invests its excess cash in money market mutual funds and in certificates of deposit of federally insured financial institutions. The company has established guidelines relative to diversification of its cash investments and their maturities that are intended to secure safety and liquidity. To date, the company has not experienced any impairment losses on its cash equivalents.

        The company has not experienced any losses on its deposits of cash and cash equivalents, short-term and long-term investments.

        The company's accounts receivable are derived from entities located in the United States. The company performs ongoing credit evaluation of its debtors, does not require collateral, and maintains allowances for potential credit losses on customer accounts when deemed necessary. To date, there have been no such losses and the company has not recorded an allowance for doubtful accounts.

  Equipment and Leasehold Improvements

        Equipment and leasehold improvements are recorded at cost. Equipment depreciation is computed using the straight-line method over the estimated useful asset lives, which range from three to five years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the remainder of the lease term. Repairs and maintenance are charged to expense as incurred.

  Patents

        Legal and filing costs directly associated with obtaining patents are capitalized. Upon issuance of a patent, amortization is computed using the straight-line method over the estimated remaining useful life of the patent.

  Long-Lived Assets

        The company accounts for the impairment and disposition of long-lived assets for events or changes in circumstances which indicate that their carrying value may not be recoverable. The company recorded charges for impairments of patents totaling $23,567 and $11,973 in 2010 and 2009, respectively.

  Deferred Rent

        Rent expense is recorded on a straight-line basis over the term of the lease. The difference between rent expense and amounts paid under the lease agreement is recorded as deferred rent. Lease incentives, including tenant improvement allowances, are also recorded to deferred rent and amortized on a straight-line basis over the lease term.

  Stock-Based Compensation Expense

        Compensation expense is measured based on the fair value of the award at the grant date, including estimated forfeitures, and is adjusted to reflect actual forfeitures and the outcomes of certain conditions. Compensation issued to non-employees is periodically remeasured and income or expense is recognized during their vesting terms.

  Revenue Recognition

        Lpath has and may in the future enter into collaborations where we receive non-refundable up-front payments. Generally, these payments secure licenses to Lpath drug candidates. Non-refundable payments are recognized as revenue when the company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured, and the company has no further performance obligations under the license agreement. Multiple element arrangements, such as license and development arrangements, are analyzed to determine whether the deliverables, which often include a license together with performance obligations such as research and development responsibilities and steering committee services, can be separated or whether they must be accounted for as a single unit of accounting. The company recognizes up-front license payments as revenue upon delivery of the license only if the license has stand-alone value and the fair value of the undelivered performance obligations, typically including research and/or steering committee services, can be determined. If the fair value of the undelivered performance obligations can be determined, such obligations would then be accounted for separately as performed. If the license is considered to either (i) not have stand-alone value or (ii) have stand-alone value but the fair value of any of the undelivered performance obligations cannot be determined, the arrangement would then be accounted for as a single unit of accounting, and the license payments and payments for performance obligations are recognized as revenue over the estimated period of when the performance obligations are performed.

        If the company is involved in a steering committee as part of a multiple element arrangement that is accounted for as a single unit of accounting, the company assesses whether its involvement constitutes a performance obligation or a right to participate. Steering committee services that are determined to be performance obligations are combined with other research services or performance obligations required under an arrangement, if any, in determining the level of effort required in an arrangement and the period over which the company expects to complete its aggregate performance obligations.

        When the company receives reimbursement for our research costs under collaborative agreements, such reimbursements are recognized as revenue as the underlying costs are incurred.

        Whenever the company determines that an arrangement should be accounted for as a single unit of accounting, it must determine the period over which the performance obligations will be performed and revenue will be recognized. Revenue will be recognized using either a relative performance or straight-line method. The company recognizes revenue using the relative performance method provided that the company can reasonably estimate the level of effort required to complete its performance obligations under an arrangement and such performance obligations are provided on a best-efforts basis. Revenue recognized is limited to the lesser of the cumulative amount of payments received or the cumulative amount of revenue earned, as determined using the relative performance method, as of each reporting period.

        If the company cannot reasonably estimate the level of effort required to complete its performance obligations under an arrangement, the performance obligations are provided on a best-efforts basis and the company can reasonably estimate when the performance obligation ceases or the remaining obligations become inconsequential and perfunctory, then the total payments under the arrangement, excluding royalties and payments contingent upon achievement of substantive milestones, would be recognized as revenue on a straight-line basis over the period the company expects to complete its performance obligations. Revenue is limited to the lesser of the cumulative amount of payments received or the cumulative amount of revenue earned, as determined using the straight-line basis, as of the period ending date.

        If the company cannot reasonably estimate when its performance obligation either ceases or becomes inconsequential and perfunctory, then revenue is deferred until the company can reasonably estimate when the performance obligation ceases or becomes inconsequential. Revenue is then recognized over the remaining estimated period of performance.

        Significant management judgment is required in determining the level of effort required under an arrangement and the period over which the company is expected to complete its performance obligations under an arrangement.

        Collaboration agreements may also contain substantive milestone payments. Substantive milestone payments are considered to be performance bonuses that are recognized upon achievement of the milestone only if all of the following conditions are met:

  •
  the milestone payments are non-refundable;

  •
  achievement of the milestone involves a degree of risk and was not reasonably assured at the inception of the arrangement;

  •
  substantive company effort is involved in achieving the milestone;

  •
  the amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with achievement of the milestone; and,

  •
  a reasonable amount of time passes between the up-front license payment and the first milestone payment as well as between each subsequent milestone payment.

        Determination as to whether a payment meets the aforementioned conditions involves management's judgment. If any of these conditions are not met, the resulting payment would not be considered a substantive milestone, and therefore the resulting payment would be considered part of the consideration for the single unit of accounting and would be recognized as revenue, as such performance obligations are performed under either the relative performance or straight-line methods, as applicable, and in accordance with these policies as described above.

        Grant Revenue.    Lpath's primary source of revenue to date has been research grants received from the National Institutes of Health. Lpath recognizes grant revenue as the related research expenses are incurred, up to contractual limits. Included under this caption are receipts in November 2010 from two grants totaling $489,000 under the IRS Qualifying Therapeutic Discovery Project program.

        Royalty Revenue.    Lpath recognizes royalty revenue from licensed products when earned in accordance with the terms of the license agreements. The licensee's net sales figures used for calculating royalties include deductions for costs of unsaleable returns, cash discounts, freight, postage and insurance.

  Research and Development

        Research and development costs are charged to expense when incurred.

  Employee Benefit Plan

        The company has a 401(k) defined contribution plan that provides benefits for most employees. An employee is eligible to participate in this plan after one month of service. The plan provides for full vesting of benefits over five years. Company contributions to the plan are made at the discretion of the Board of Directors and aggregated $54,786 and $62,803 in 2010 and 2009, respectively.

  Income Taxes

        Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

        A net deferred tax asset related primarily to federal and state net operating loss and research and development credit carryforwards has been fully reserved due to uncertainties regarding Lpath's ability to realize these tax benefits in future periods. Consequently, no income tax benefit has been recorded for the years ended December 31, 2010 and 2009.

        Lpath periodically evaluates its tax positions to determine whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities. Lpath has not incurred any interest or penalties as of December 31, 2010 with respect to income tax matters. Lpath does not expect that there will be unrecognized tax benefits of a significant nature that will increase or decrease within 12 months of the reporting date.

  Comprehensive Income (Loss)

        Comprehensive loss is comprised of net loss and certain changes in equity that are excluded from net loss. At December 31, 2010 and 2009, Lpath had no reportable differences between net income (loss) and comprehensive income (loss) per share data.

  Per Share Data

        Basic net income (loss) per common share is computed by dividing net income (loss) for the period by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted-average number of common and common dilutive equivalent shares, such as stock options, restricted stock units, restricted stock awards, warrants, and convertible securities, outstanding during the period.

RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT
RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT

Note 2—RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENTS

        In 2010, Lpath entered into an agreement providing Pfizer Inc. ("the Pfizer Agreement") the rights to develop and commercialize iSONEP™, Lpath's lead monoclonal antibody product candidate that is being evaluated for the treatment of wet age-related macular degeneration ("wet AMD") and other ocular disorders.

        Under the terms of the Pfizer Agreement, Pfizer made an up-front payment of $14 million to Lpath and will share the cost of two clinical trials of iSONEP. The first trial is designed to test iSONEP as a treatment for patients with Pigment Epithelial Detachment ("PED"), a complication of wet AMD. The second trial is designed to further study iSONEP as a treatment for wet AMD. The upfront payment was received in January 2011. Following completion of the two clinical studies, Pfizer has the right to exercise its option for worldwide rights to iSONEP. If Pfizer does exercise its option, Lpath will be eligible to receive an option fee as well as potential development, regulatory, and commercial milestone payments that could total up to $497.5 million. In addition, Lpath will be entitled to receive tiered double-digit royalties based on sales of iSONEP. As part of the Pfizer Agreement, Lpath has granted Pfizer a time-limited right of first refusal for ASONEP™, Lpath's product candidate that is being evaluated for the treatment of cancer. At least one Phase 2a trial is currently planned to further assess ASONEP's efficacy and safety in cancer patients.

        In 2011, Lpath recognized revenue under the Pfizer agreement as follows:

	Periods ended September 30, 2011
	Nine Months	Three Months
Cost reimbursements	$1,928,370	$748,876
Amortization of development fees	2,282,913	782,913

	$4,211,283	$1,531,789

        In connection with the termination in 2010 of the license agreement dated October 28, 2008 by and between the company and Merck KGaA ("the Merck Agreement"), the company received a payment from Merck KGaA in the second quarter of 2011 in the amount of $675,000 to discharge certain payment obligations that survived termination of the license agreement. Because this payment became certain and determinable in the first quarter of 2011, it was recognized as revenue in that period.

Note 2—RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT

        In 2010, we entered into an agreement providing Pfizer Inc. with an exclusive option for a worldwide license to develop and commercialize iSONEP™, Lpath's lead monoclonal antibody product candidate that is being evaluated for the treatment of wet age-related macular degeneration ("wet AMD") and other ocular disorders. iSONEP is scheduled to begin a Phase 1b clinical trial in wet AMD patients with Pigment Epithelial Detachment ("PED"), a complication of wet AMD, in the first quarter of 2011 and a Phase 2a clinical trial in wet AMD patients in the second quarter of 2011.

        Under the terms of the agreement, Pfizer will provide Lpath with an up-front option payment of $14 million in addition to sharing the cost of the planned Phase 1b and Phase 2a trials. Such upfront payment was received in January 2011. Following completion of the two studies, Pfizer has the right to exercise its option for worldwide rights to iSONEP for an undisclosed option fee and, if Pfizer exercises its option, Lpath will be eligible to receive development, regulatory and commercial milestone payments that could total up to $497.5 million; in addition, Lpath will be entitled to receive tiered double-digit royalties based on sales of iSONEP. As part of the agreement, Lpath has granted to Pfizer a time-limited right of first refusal for ASONEP™, Lpath's product candidate that is being evaluated for the treatment of cancer. Two Phase 2a trials are currently planned to further assess ASONEP's efficacy and safety in cancer patients.

        In 2010, we recognized $1.4 million as cost reimbursements and amortization of option fees under the Pfizer agreement.

        Work under the 2008 License Agreement with Merck concluded in April 2010. Merck paid Lpath research and development funding of $2,000,000 in 2010 and $6,000,000 in 2009, which we used to support development activities related to ASONEP, including our Phase 1 clinical trial. In addition Merck paid us $2,000,000 upon the achievement of certain ASONEP development objectives in March 2010 and August 2009. As of December 31, 2010, we had received a total of $17,000,000 from Merck under the terms of this arrangement.

        In connection with the termination of the License Agreement dated October 28, 2008 by and between the company and Merck KGaA, the company has received payment from Merck KGaA in the first quarter of 2011 in the amount of $675,000 to discharge certain payment obligations that survived termination of the License Agreement.

        Under the Merck collaborative agreement, we recognized revenue related to the up-front licensing fee and initial development funding of $2,659,573 and $8,673,760 in 2010 and 2009, respectively. In 2009 and 2010, we recognized and received an additional $2,000,000 in each year related to the achievement of certain ASONEP development objectives.

COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS	12 Months Ended
Dec. 31, 2010
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS

Note 3—COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS

	December 31,
	2010	2009
Equipment and leasehold improvements
Office furniture and fixtures	$28,909	$28,908
Laboratory equipment	426,798	424,841
Computer equipment and software	139,090	139,090
Leasehold improvements	150,303	150,303

	745,100	743,142
Accumulated depreciation	(633,697)	(504,389)

Equipment, net	$111,403	$238,753

Patents
Patents	$1,415,304	$972,289
Accumulated amortization	(83,692)	(71,263)

Patents, net	$1,331,612	$901,026

FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

Note 4—FAIR VALUE MEASUREMENTS

        The company's recurring fair value measurements at September 30, 2011 were as follows:

	Fair Value as of September 30, 2011	In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Unrealized Gains during the Nine Months Ended September 30, 2011
Liabilities:
Warrants expiring April - June 2012	$1,400,000	$—	$—	$1,400,000	$1,800,000
Warrants expiring August 2013	700,000	—	—	700,000	300,000

	$2,100,000	$—	$—	$2,100,000	$2,100,000

        The unrealized gain for the nine months ended September 30, 2011 is included on the statement of operations as change in fair value of warrants.

  Recurring Level 3 Activity, Reconciliation, and Basis for Valuation

        The table below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects net gains and losses for the nine months ended September 30, 2011 for all financial assets and liabilities categorized as Level 3 as of September 30, 2011.

        Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Liabilities:
Warrant liability as of January 1, 2011	$4,200,000
Decrease in fair value of warrants	2,100,000

Warrant liability as of September 30, 2011	$2,100,000

        The company determined the fair value of the warrants using a Black-Scholes model with consideration given to their "down-round" protection provisions that reduce the exercise price if the company issues new warrants or equity at a price lower than the stated exercise price. The model considered amounts and timing of future possible equity and warrant issuances and historical volatility of the company's stock price.

Note 5—FAIR VALUE MEASUREMENTS

        The company measures fair value in accordance with the applicable accounting standards in the FASB Codification. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there exists a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

  •
  Level 1—unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access as of the measurement date.

  •
  Level 2—inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability, or indirectly observable through corroboration with observable market data.

  •
  Level 3—unobservable inputs for the asset or liability are only used when there is little, if any, market activity for the asset or liability at the measurement date.

        This hierarchy requires the company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Recurring Fair Value Estimates

        The company's recurring fair value measurements at December 31, 2010 were as follows:

	Fair Value as of December 31, 2010	In Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Unrealized Losses during the Year Ended December 31, 2010
Liabilities:
Warrants expiring April - June 2012	$3,200,000	$—	$—	$3,200,000	$—
Warrants expiring August 2013	1,000,000	—	—	1,000,000	(100,000)

	$4,200,000	$—	$—	$4,200,000	$(100,000)

        The unrealized gains for the year ended December 31, 2010 are included on the consolidated income statement as change in fair value of warrants.

  Recurring Level 3 Activity, Reconciliation, and Basis for Valuation

        The table below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects net gains and losses for all financial assets and liabilities categorized as Level 3 as of December 31, 2010.

        Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Liabilities:
Warrant liability as of January 1, 2010	$4,100,000
Increase in fair value of warrants	100,000

Warrant liability as of December 31, 2010	$4,200,000

        The company determined the fair value of the warrants using a Black-Scholes model with consideration given to their "down-round" protection provisions that reduce the exercise price if the company issues new warrants or equity at a price lower than the stated exercise price. The model considered amounts and timing of future possible equity and warrant issuances and historical volatility of the company's stock price.

RESEARCH AND LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2010
RESEARCH AND LICENSE AGREEMENTS
RESEARCH AND LICENSE AGREEMENTS

Note 6—RESEARCH AND LICENSE AGREEMENTS

        In August 2006, Lpath and Lonza Biologics, PLC ("Lonza") entered into two agreements, a License Agreement and a Research Evaluation Agreement. Both agreements grant Lpath the use of certain proprietary technology to assist in the development of monoclonal antibodies. Under the terms of the License Agreement an annual license fee of approximately £300,000 (approximately $460,000 at December 31, 2010) may accrue when Lpath utilizes the Lonza technology in the manufacture of drug substance to be used in clinical trials. The License Agreement further provides that payment of this license fee will be deferred until Lpath's drug candidate utilizing that technology begins Phase 2 clinical trials. While it is not possible to accurately predict when, or if, the drug candidate will progress to the initiation of Phase 2 clinical trials, management believes that it is likely that payment of this fee will occur prior to December 2011. Under the terms of the Research Evaluation Agreement, a license fee is due annually. The company paid Lonza Biologics PLC annual license fees totaling approximately $55,000 and $61,000 during 2010 and 2009, respectively, related to the Research Evaluation Agreement.

        In August 2006, Lpath and Laureate Pharma, Inc. ("Laureate Pharma") entered into a Development and Manufacturing Services Agreement for the development, manufacture and storage of Lpath's Sonepcizumab monoclonal antibody for use in clinical trials. The company paid Laureate Pharma approximately $937,000 and $527,000 during 2010 and 2009, respectively, related to this agreement.

        In August 2005, Lpath entered into a collaboration agreement with AERES Biomedical ("AERES") to "humanize" the company's Sphingomab monoclonal antibody. Humanization under this agreement with AERES involves utilizing proprietary processes owned by AERES for the purpose of modifying Sphingomab antibodies originally contained in mice for potential human acceptance in a clinical trial. The humanized version of Sphingomab that was produced from the collaboration with AERES is called Sonepcizumab. No amounts were paid to AERES during 2010 and 2009. Lpath could owe certain additional contingent amounts when drug candidates based on Sonepcizumab pass through the levels of the FDA drug review and approval process. AERES will be entitled to a royalty, not to exceed 4%, on any revenues generated by the ultimate commercialization of any drug candidate based on Sonepcizumab.

OBLIGATIONS UNDER REGISTRATION RIGHTS AGREEMENTS	12 Months Ended
Dec. 31, 2010
OBLIGATIONS UNDER REGISTRATION RIGHTS AGREEMENTS
OBLIGATIONS UNDER REGISTRATION RIGHTS AGREEMENTS

Note 7—OBLIGATIONS UNDER REGISTRATION RIGHTS AGREEMENTS

        The company entered into two separate Registration Rights Agreements (collectively, the "2007 and 2008 Registration Rights Agreements") with the investors participating in private placements in 2007 and 2008, respectively. The company met its initial obligations under each of the 2007 and 2008 Registration Rights Agreements when Registration Statements the company filed to register with the Securities and Exchange Commission (the "SEC") the Class A common stock issued in the respective private placements, together with the Class A common stock to be issued upon exercise of the warrants (collectively, the "2007 and 2008 Registration Statements") were declared effective by the SEC in 2007 and 2008, respectively. The 2007 and 2008 Registration Rights Agreements also provide that if the respective Registration Statement ceases to remain continuously effective for more than 30 consecutive days, or more than an aggregate of 60 calendar days during any 12-month period, the company may be required to make cash payments, as partial liquidated damages, to each investor in the respective private placement in an amount equal to 1.25% of the aggregate amount invested by such investor for each 30-day period, or any portion of a 30-day period. The 2007 and 2008 Registration Rights Agreements also provide that the maximum aggregate liquidated damages payable by the company shall be 8.75% of the aggregate amount invested. The company's obligation to maintain the effectiveness of the 2007 and 2008 Registration Statements will continue until all of the shares issued in this private placement have been sold, or the date on which these shares may be sold pursuant to Rule 144(k).

        The company entered into a Registration Rights Agreement (the "2010 Registration Rights Agreement") with the investors participating in a private placement in 2010. The company met its initial obligations under the 2010 Registration Rights Agreement when a Registration Statements the company filed to register with the Securities and Exchange Commission (the "SEC") the Class A common stock issued in the private placement, together with the Class A common stock to be issued upon exercise of the warrants (collectively, the "2010 Registration Statement") was declared effective by the SEC in 2010. The 2010 Registration Rights Agreement also provides that if the Registration Statement ceases to remain continuously effective for more than 30 consecutive days or more than an aggregate of 60 calendar days during any 12-month period, the company may be required to make cash payments, as partial liquidated damages, to each investor in the respective private placement in an amount equal to 1.00% of the aggregate amount invested by such investor for each 30-day period, or any portion of a 30-day period. The 2010 Registration Rights Agreement also provides that the maximum aggregate liquidated damages payable by the company shall be 6.00% of the aggregate amount invested. The company's obligation to maintain the effectiveness of the 2010 Registration Statement will continue until the earlier of (i) the date 120 days after none of the holders is an affiliate of the Company, (ii) the date on which all Registrable Securities covered by such Registration Statement have been sold, (iii) the date on which all Registrable Securities covered by such Registration Statement may be sold without volume restrictions pursuant to Rule 144(b)(1), or (iv) November 16, 2013.

        Based on the company's experience since filing its first registration statement in 2006, the company believes that it is unlikely that it will be required to pay any liquidated damages under the provisions of the 2007 and 2008 Registration Rights Agreements or the 2010 Registration Rights Agreement, and therefore has not recorded a liability for that potential obligation.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

Note 8—STOCKHOLDERS' EQUITY

  Common Stock

        In November 2010, the company received gross proceeds of $4,678,000 from the sale of common stock and warrants through a private placement. Lpath issued 6,978,128 shares of Class A common stock at a price of $0.70 per share. Each investor also received warrants to purchase the number of shares of Class A common stock equal to 25% of the number of common shares purchased in this financing. This resulted in the issuance of warrants to purchase a total of 4,018,244 shares of Class A common stock in this transaction. The warrants are exercisable at a price of $1.00 per share and expire on November 16, 2012.

        Stock issuance costs related to the private placement were paid in cash and warrants. Cash expenses for this transaction totaled $207,000, including placement agent fees totaling $135,000 and legal and other fees totaling $72,000. In addition, 138,904 warrants were issued to placement agents. These warrants carry an exercise price of $1.00 per share and expire on November 16, 2012.

  Preferred Stock

        Lpath is authorized to issue up to 15,000,000 shares of preferred stock, par value $0.001. As of December 31, 2010 and 2009, there were no preferred stock shares issued or outstanding.

  Equity Incentive Plan

        In November 2005, the company adopted the Lpath, Inc. 2005 Stock Option and Stock Purchase Plan, which permitted stock option grants to employees, outside consultants, and directors. In October 2007, Lpath's stockholders approved the amendment of this plan which was concurrently renamed the Lpath, Inc. Amended and Restated 2005 Equity Incentive Plan ("the Plan"). There are 10,390,000 shares of Class A common stock authorized for grant under the Plan. The Plan allows for grants of incentive stock options with exercise prices of at least 100% of the fair market value of Lpath's common stock, nonqualified options with exercise prices of at least 85% of the fair market value of the company's common stock, restricted stock, and restricted stock units. All stock options granted to date have a ten-year life and vest over zero to five years. Restricted stock units granted have a five-year life and vest over zero to four years, or upon the achievement of specified clinical trial milestones. As of December 31, 2010, a total of 3,275,082 shares of Class A common stock were available for future grant under the Plan.

        The following table presents stock-based compensation as included in the company's consolidated statements of operations:

	2010	2009
Stock-based compensation expense by type of award:
Stock options	$24,436	$228,394
Restricted stock units	1,007,362	359,182

Total stock-based compensation expense	$1,031,798	$587,576

Effect of stock-based compensation expense on income by line item:
Research and development	$369,515	$97,439
General and administrative	662,283	490,137

Total stock-based compensation expense	$1,031,798	$587,576

        Fair value is determined at the date of grant for employee options and restricted stock units, and at the date at which the grantee's performance is complete for non-employee options and restricted stock units. Compensation cost is recognized over the vesting period based on the fair value of the options and restricted stock units.

        Because of the company's net operating losses for tax purposes, it did not realize any tax benefits for the tax deductions from share-based payment arrangements during the years ended December 31, 2010 and 2009.

  Stock Options

        No stock options were granted in 2010 or 2009.

        As of December 31, 2010, there was $7,000 of total unrecognized compensation expense, net of estimated forfeitures, related to unvested options granted under the Plan. That expense is expected to be recognized over a weighted-average period of 0.3 years.

        The company uses the Black-Scholes valuation model to estimate the fair value of stock options at the grant date. The Black-Scholes valuation model uses the option exercise price as well as estimates and assumptions related to the expected price volatility of the company's stock, the rate of return on risk-free investments, the expected period during which the options will be outstanding, and the expected dividend yield for the company's stock to estimate the fair value of a stock option on the grant date.

        The weighted-average valuation assumptions were determined as follows:

    •
    Expected stock price volatility:  The estimated expected volatility is based on a weighted-average calculation of a peer group and the company's historical volatility.

    •
    Risk-free interest rate:  The company bases the risk-free interest rate on the interest rate payable on U.S. Treasury debt securities.

    •
    Expected term of options:  The expected term of options granted is derived using assumed exercise rates based on historical exercise patterns and represents the period of time that options granted are expected to be outstanding.

    •
    Expected annual dividends:  The estimate for annual dividends is zero because the company has not historically paid, and does not intend for the foreseeable future to pay, a dividend.

        A summary of the stock option activity under the plan as of December 31, 2010 and 2009, and changes during the years then ended, is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2009	3,642,347	0.53
Granted	—	—
Exercised	(310,372)	0.12
Expired	(160,671)	1.00
Forfeited	(23,999)	0.89

Outstanding at December 31, 2009	3,147,305	0.55
Granted	—	—
Exercised	(230,000)	0.10
Expired	(54,470)	0.90
Forfeited	(30,000)	0.90

Outstanding at December 31, 2010	2,832,835	0.55	4.70	$1,079,077

Vested and exercisable at December 31, 2010	2,824,918	$0.57	4.71	$1,079,077

        The aggregate intrinsic value in the table above represents the total intrinsic value which would have been received by the stock option holders had all option holders exercised their options as of that date. The aggregate intrinsic value is calculated as the difference between the fair market value of the company's common stock on December 31, 2010 of $0.89 and the exercise price of stock options, multiplied by the number of shares subject to such stock options.

        At December 31, 2010, the company had 2,015,835 stock options outstanding with strike prices below the company's market price of $0.89 on that date, of which all were vested and exercisable. The total intrinsic value of options exercised during the years ended December 31, 2010 and 2009 was $162,600 and $250,000, respectively. Cash received from option exercises during the years ended December 31, 2010 and 2009 was $23,500 and $36,000, respectively. Upon stock option exercises the company issues new shares of common stock.

  Restricted Stock Units

        As of December 31, 2010, there was $651,000 of total unrecognized stock-based compensation expense related to unvested restricted stock units granted under the Equity Incentive Plan. The company expects to recognize that expense over a weighted-average period of 1.9 years.

        The following table summarizes the restricted stock units activity of the company during 2010 and 2009:

	Total Restricted Stock Units	Weighted Average Grant- Date Fair Value
Outstanding January 1, 2009	2,387,425	$2.05
Granted	809,000	0.86
Shares issued	(59,025)	1.90
Forfeited	(926,024)	1.53

Outstanding December 31, 2009	2,211,376	1.23
Granted	524,556	0.80
Shares issued	(9,126)	1.21
Forfeited	(21,374)	1.71

Outstanding December 31, 2010	2,705,432	$1.15

  Warrants

        Lpath adopted EITF 07-5 effective January 1, 2009. The adoption of EITF 07-5's (codified in Financial Accounting Standards Board Accounting Standards Codification Topic 815, "Derivatives and Hedging.") requirements can affect the accounting for warrants that contain provisions that protect holders from a decline in the stock price (or "down-round" protection). For example, warrants with such provisions will no longer be recorded in equity. Down-round protection provisions reduce the exercise price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise price of those instruments, or issues new warrants or convertible instruments that have a lower exercise price. The company evaluated whether warrants to acquire stock of the company contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a "fixed-for-fixed" option. The company determined that the following warrants contained such provisions, and therefore, pursuant to the applicable criteria, they were not indexed to the company's own stock:

Warrant Expiration Dates	Number of Shares	Exercise Price per Share
April - June 2012	8,310,440	$1.00
August 2013	2,037,277	$1.19

        The company, beginning on January 1, 2009, recognizes these warrants as liabilities at their respective fair values on each reporting date. The cumulative effect of the change in accounting for these warrants of $3,200,000 was recognized as an adjustment to the opening balance of accumulated deficit at January 1, 2009. The cumulative effect adjustment was the difference between the amounts recognized in the consolidated balance sheet before initial adoption of ASC 815 and the amounts recognized in the consolidated balance sheet upon the initial application of ASC 815. The amounts recognized in the consolidated balance sheet as a result of the initial application of ASC 815 on January 1, 2009 were determined based on the amounts that would have been recognized if ASC 815 had been applied from the issuance date of the warrants.

        The warrant liability reflected on Lpath's balance sheet is a consequence of current generally accepted accounting principles, arising from the implementation of ASC 815. There is no foreseeable circumstance under which Lpath can be required to make any cash payment to settle the warrant liability now carried on the balance sheet.

        The following table summarizes Lpath warrants outstanding as of December 31, 2010:

Warrant Expiration Date	Number of Shares	Exercise Price per Share
February 12, 2012	50,000	$2.00
April 6, 2012	6,710,674	$1.00
June 13, 2012	1,599,766	$1.00
October 31, 2012	531,394	$0.16
November 16, 2012	3,627,968	$1.00
February 28, 2013	50,000	$2.00
August 12, 2013	1,941,078	$1.19
August 15, 2013	82,929	$1.19
August 18, 2013	13,270	$1.19
June 24, 2014	40,000	$0.80
December 24, 2015	40,000	$0.80

Total:	14,687,079

Weighted average:		$1.01

        The terms of all outstanding warrants permit the company, upon exercise of the warrants, to settle the contract by the delivery of unregistered shares. During 2010 and 2009, 5,554,631 and 390,000 warrants expired, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES
INCOME TAXES

Note 9—INCOME TAXES

        As of December 31, 2010, Lpath had federal and California net operating loss ("NOL") carryforwards of approximately $38 million and $33 million, respectively, that will expire beginning in 2018 and continue expiring through 2030. Portions of these NOL carryforwards may be used to offset future taxable income, if any. In some years, such as 2009 and 2010, the California state government has suspended the use of existing California NOL carryforwards. In those years companies have not been permitted to utilize NOL carryforwards to reduce the amount of taxes payable to the state.

        As of December 31, 2010, Lpath also has federal and California research and development tax credit carryforwards of $855,000 and $618,000, respectively, available to offset future taxes. The federal credits begin expiring in 2019, and the state credits do not expire.

        Under the provisions of Section 382 of the Internal Revenue Code, substantial changes in Lpath's ownership limit the amount of net operating loss carryforwards and tax credit carryforwards that can be utilized annually in the future to offset taxable income. A valuation allowance has been established to reserve the potential benefits of these carryforwards in Lpath's consolidated financial statements to reflect the uncertainty of future taxable income required to utilize available tax loss carryforwards and other deferred tax assets.

        Significant components of the company's deferred tax assets and liabilities are as follows:

	2010	2009
Deferred tax assets:
Federal and state net operating loss carryforwards	$15,901,000	$13,804,000
Research and development credit carryforwards	1,474,000	1,369,000
Stock-based compensation	2,490,000	2,082,000
Deferred contract revenue	340,000	672,000
Other, net	22,000	13,000

	20,227,000	17,940,000

Deferred tax liabilities:
State taxes	(1,469,000)	(1,331,000)
Patent costs	(570,000)	(386,000)

	(2,039,000)	(1,717,000)

Total deferred tax assets	18,188,000	16,223,000
Valuation allowance	(18,188,000)	(16,223,000)

Net deferred tax assets	$—	$—

        Realization of the deferred tax assets is dependent upon the generation of future taxable income, the amount and timing of which are uncertain. Accordingly, the net deferred tax assets have been fully offset by a valuation allowance.

        As a result of the company's significant operating loss carryforwards and the corresponding valuation allowance, no income tax provision/benefit has been recorded as of December 31, 2010 and 2009. The provision for income taxes using the statutory federal income tax rate of 34% as compared to the company's effective tax rate is summarized as follows:

	2010	2009
Federal tax benefit (expense) at statutory rate	$1,565,000	$(1,354,000)
State tax benefit (expense), net	267,000	(108,000)
Change in fair value of warrants	(34,000)	748,000
R&D credits	166,000	(535,000)
Employee stock-based compensation	31,000	(20,000)
Other permanent differences	(30,000)	(583,000)
Increase (decrease) in valuation allowance	(1,965,000)	1,852,000

Provision for income taxes	$—	$—

EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

Note 6—EARNINGS PER SHARE

        Basic and diluted earnings per share were calculated as follows:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2011	2010	2011	2010
Net income (loss)	$854,481	$(3,610,968)	$1,130,257	$(2,955,423)

Weighted average number of shares used in basic earnings (loss) per share	62,897,373	54,721,924	63,069,912	54,945,823
Additional dilutive shares from the assumed exercise of outstanding:
Options	1,352,691	—	1,215,995	—
Restricted stock units	187,779	—	124,728	—
Warrants	1,020,900	—	452,858	—

Weighted average number of shares used in diluted earnings (loss) per share	65,458,743	54,721,924	64,863,493	54,945,823

        Anti-dilutive common stock equivalents were excluded from the calculation of diluted income (loss) per share as follows:

	Periods Ended September 30, 2011
	Nine Months	Three Months
Stock options	616,200	616,200
Warrants	2,137,277	13,717,358
Restricted stock units	1,290,640	768,740

Total	4,044,117	15,102,298

Note 10—EARNINGS (LOSS) PER SHARE

        Basic and diluted earnings (loss) per share were calculated as follows:

	Years Ended December 31,
	2010	2009
Net income (loss)	$(4,602,174)	$3,983,010
Weighted-average number of shares used in basic earnings (loss) per share	55,765,935	54,177,677
Additional dilutive shares from the assumed exercise of outstanding:
Options	—	1,846,884
Restricted stock units	—	225,840
Warrants	—	575,185

Weighted-average number of shares used in diluted earnings (loss) per share	55,765,935	56,825,586

        Anti-dilutive common stock equivalents were excluded from the calculation of diluted income (loss) per share as follows:

	Years Ended December 31,
	2010	2009
Stock options	1,353,563	1,332,881
Warrants	14,687,079	15,343,549
Restricted stock units	85,041	225,840

Total	16,125,683	16,902,270

RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

Note 11—RELATED-PARTY TRANSACTIONS

        Lpath subleases a portion of its facility to Western States Investment Corporation ("WSIC"), owned by two individuals who are among Lpath's largest stockholders. The terms of the sublease, in general, are the same as the terms of the company's direct lease. In addition, certain Lpath employees provide investment oversight, accounting, and other administrative services to WSIC. Certain WSIC employees also provide services to Lpath. Lpath and WSIC reimburse each other for costs incurred on behalf of the other entity. Lpath's rent expense totaled $180,000 and $173,000 for the years ended December 31, 2010 and 2009, respectively. Lpath's sublease income amounted to $18,000 and $17,000 for the years ended December 31, 2010 and 2009, respectively.

        During 2010, Lpath invoiced WSIC $92,160 for investment oversight expenses and $18,567 for lease and facility related expenses. During 2009, Lpath invoiced WSIC $115,200 for investment oversight expenses, and $18,478 for lease and facility related expenses. During 2010 and 2009, WSIC billed Lpath $41,877 and $33,262, respectively, for administrative expenses.

        As of December 31, 2010, WSIC owed Lpath $27,486 for facility expenses and investment oversight services and Lpath owed WSIC $22,278 for services provided to Lpath. As of December 31, 2009, there were no amounts due to or from WSIC.

Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	LPATH, INC
Entity Central Index Key	0001251769
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3